Subsequent Events (Details) - USD ($)					12 Months Ended
	Jul. 30, 2024	Jun. 03, 2024	Aug. 31, 2023	Nov. 09, 2022	Mar. 31, 2024
Subsequent Events [Line Items]
Purchased principal amount		$ 3,888,889	$ 1,004,705	$ 3,333,333.33	$ 238,888.88
Aggregate purchase price		$ 3,500,000
Purchase of common shares (in Shares)		830,957			305,080
Initial price per share (in Dollars per share)		$ 3.51
Common stock shares (in Shares)		50,000			51,045
Shares issued (in Shares)					18,357
Principal amount					$ 951,851.84
Par value (in Dollars per share)					$ 0.01
Minimum amount					$ 50,000
Maximum amount					$ 1,000,000
Average percentage					150.00%
Exercise price (in Dollars per share)					$ 2.93
Expansion	$ 2,000,000
Total capital	6,000,000
Development stage	$ 7,500,000
Equity Line of Credit [Member]
Subsequent Events [Line Items]
Purchased principal amount					$ 30,000,000
Purchase of common shares (in Shares)					51,195
Senior Secured Promissory Note [Member]
Subsequent Events [Line Items]
Purchase of common shares (in Shares)					203,387
Common stock shares (in Shares)					34,029
Principal amount					$ 159,259.26
Mast Hill [Member]
Subsequent Events [Line Items]
Common stock shares (in Shares)					12,238
FirstFire [Member]
Subsequent Events [Line Items]
Common stock shares (in Shares)					2,048
Warrants [member]
Subsequent Events [Line Items]
Aggregate purchase price					$ 1,427,778
Shares issued (in Shares)					3,071